Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of fair value measurements

		Valuation	Unobservable
	Fair Value	technique	inputs	Range
	RMB
Equity investments accounted for using measurement alternative	9,243	Back-Solve method	Volatility	55.1%

Schedule of estimated useful lives of the property and equipment, net

Estimated useful life
Office furniture and equipment	3 years
Computer equipment	3 years
Servers and network equipment	3 years
Building	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of estimated useful lives of intangible assets

Estimated useful life
Customer relationship	3~5.5 years
Software	3 years
Brand	8~10 years
License	15 years